DISCONTINUED OPERATIONS - NET EARNINGS FROM DISCONTINUED OPERATIONS (DETAILS) (USD $) In Millions	3 Months Ended								12 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Net sales									$ 0	$ 751	$ 3,003
Earnings from discontinued operations									0	306	1,124
Income tax expense									0	(101)	(379)
Gain on sale of discontinued operation									0	2,632	1,896
Income tax benefit (expense) on sale									0	(1,047)	115
Net earnings from discontinued operations	0	0	0	0	0	0	1,510	280	0	1,790	2,756
Pharmaceuticals Business
Net sales									0	751	2,335
Earnings from discontinued operations									0	306	912
Income tax expense									0	(101)	(299)
Gain on sale of discontinued operation									0	2,632	0
Income tax benefit (expense) on sale									0	(1,047)	0
Net earnings from discontinued operations									0	1,790	613
Coffee Business
Net sales									0	0	668
Earnings from discontinued operations									0	0	212
Income tax expense									0	0	(80)
Gain on sale of discontinued operation									0	0	1,896
Income tax benefit (expense) on sale									0	0	115
Net earnings from discontinued operations									$ 0	$ 0	$ 2,143